SIGNIFICANT ACCOUNTING POLICIES - RECONCILIATION OF STATUTORY BASIS OF ACCOUNTING (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory Accounting Practices [Line Items]
Total Assets	$ 3,704.8	$ 3,735.1	$ 3,156.6
Total Liabilities	3,482.4	3,448.1	2,853.4
Capital and Surplus	222.4	287.0	302.7
Total Liabilities Surplus and Other Funds	3,704.8	3,735.1	3,156.6
Net Income (Loss)	(88.8)	(12.2)	(23.0)
Previously Reported
Statutory Accounting Practices [Line Items]
Total Assets	3,704.8	3,735.1	3,155.6
Total Liabilities	3,482.4	3,432.4	2,837.0
Capital and Surplus	222.4	302.7	318.6
Total Liabilities Surplus and Other Funds	3,704.8	3,735.1	3,155.6
Net Income (Loss)	(89.4)	(12.4)	(14.4)
Total Assets
Statutory Accounting Practices [Line Items]
Adjustment for reserves	0.0	0.0	1.0
Total Liabilities
Statutory Accounting Practices [Line Items]
Adjustment for reserves	0.0	15.7	16.4
Capital and Surplus
Statutory Accounting Practices [Line Items]
Adjustment for reserves	0.0	(15.7)	(15.9)
Total Liabilities Surplus and Other Funds
Statutory Accounting Practices [Line Items]
Adjustment for reserves	0.0	0.0	1.0
Net Income (Loss)
Statutory Accounting Practices [Line Items]
Adjustment for reserves	$ 0.6	$ 0.2	$ (8.6)